Stock-based compensation - Restricted stock units (Details) - RSUs - USD ($)		3 Months Ended
	Feb. 26, 2018	Mar. 31, 2016
Stock-based compensation
Stock-based compensation		$ 34,000
Total unrecognized compensation expense		$ 700,000
Summary of unvested RSUs
Granted (in shares)		191,500
Forfeited (in shares)		(4,500)
Unvested - End of period (in shares)		187,000
Forecast
Stock-based compensation
Percent of awards vesting	100.00%